Expense Example - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2005 Fund - Fidelity Freedom 2005 Fund - Class K6	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 25
3 years	77
5 years	135
10 years	$ 306